Notes Payable (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended			12 Months Ended		141 Months Ended	144 Months Ended
	Mar. 07, 2014	Feb. 28, 2014	Sep. 30, 2013	Mar. 31, 2014		Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Notes Payable [Abstract]
Note payable, cash proceeds			$ 250,000		[1]	[1]	$ 250,000		$ 5,507,562	$ 5,507,562	[1]
Note payable, percentage of face value at issuance (in Percent)			50.00%				50.00%		50.00%
Note payable, annual interest rate (in Percent)			8.00%				8.00%		8.00%
Note payable, maturity date (in Date)			Feb. 05, 2014
Notes payable				400,000	[1]		500,000		500,000	400,000	[1]
Note payable, interest recorded				273,733			201,102
Note payable, prepaid financing costs to be amortized over remaining term					[1]		63,333		63,333		[1]
Note payable, payments toward principal or interest							0
Note payable, extended maturity date, amount of notes							400,000
Note payable, period of maturity date extension (in Duration)		180 days
Note payable, effective interest rate (in Percent)				156.00%			156.00%		156.00%	156.00%
Debt Conversion [Line Items]
Debt conversion, original debt amount	104,000
Debt conversion, number of units issued per dollar (in Units)	1
Debt conversion, number of warrants issued in unit (in Shares)	1
Debt discount related to bridge financing									$ 250,000	$ 250,000	[1]

[1]	(Unaudited)